Related Party Transactions	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
The Company pays an access fee to UL Standards & Engagement to allow its staff and customers access to the library of standards owned and maintained by UL Standards & Engagement. Previously the access fee was paid to UL Research Institutes, which owned and maintained the library of standards until ownership was transferred to UL Standards & Engagement on November 30, 2021. The Company incurred expenses of $21 million, $21 million and $1 million, respectively, related to the access fee payable to UL Standards & Engagement for the years ended December 31, 2023, 2022 and 2021. The Company incurred expenses of $17 million related to the access fee payable to UL Research Institutes for the year ended December 31, 2021. These expenses were recorded within cost of revenue in the Consolidated Statements of Operations.
The Company paid dividends to UL Standards & Engagement of $680 million, $1,600 million and $200 million for the years ended December 31, 2023, 2022 and 2021, respectively. Dividends are reflected within the Consolidated Statements of Stockholder’s Equity as a decrease in retained earnings and, in 2023, additional paid-in capital.
Related Party Transactions
In the six month periods ended June 30, 2024, the Company incurred expenses of $10 million, to access the library of standards owned and maintained by UL Standards & Engagement. In the six month periods ended June 30, 2023, the Company incurred expenses of $10 million, to access the library of standards owned and maintained by UL Standards & Engagement.
In the six months ended June 30, 2024, the Company declared and paid regular cash dividends to stockholders, resulting in payments of $45 million to UL Standards & Engagement. In the six months ended June 30, 2023, the Company declared and paid regular cash dividends to its then sole stockholder, UL Standards & Engagement, of $40 million.